Stockholders' Equity (Deficit) - Schedule of Outstanding Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021		Jul. 29, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	0			87,611,000
Redeemable convertible preferred stock, issued	0			90,814,000
Redeemable convertible preferred stock, outstanding	0	[1]	87,496,938	90,814,000	[1]	90,805,000		90,305,000
Redeemable convertible preferred stock, net carrying value				$ 290,427
Redeemable convertible preferred stock, aggregate liquidation preference				$ 294,802
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				8,710,000
Redeemable convertible preferred stock, issued				9,040,000
Redeemable convertible preferred stock, outstanding				9,040,000
Convertible preferred stock, par value (in dollars per share)				$ 0.4478
Redeemable convertible preferred stock, net carrying value				$ 3,325
Redeemable convertible preferred stock, aggregate liquidation preference				$ 4,048
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				14,104,000
Redeemable convertible preferred stock, issued				14,639,000
Redeemable convertible preferred stock, outstanding				14,639,000
Convertible preferred stock, par value (in dollars per share)				$ 0.6528
Redeemable convertible preferred stock, net carrying value				$ 9,397
Redeemable convertible preferred stock, aggregate liquidation preference				$ 9,556
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				12,431,000
Redeemable convertible preferred stock, issued				12,903,000
Redeemable convertible preferred stock, outstanding				12,903,000
Convertible preferred stock, par value (in dollars per share)				$ 1.1238
Redeemable convertible preferred stock, net carrying value				$ 14,596
Redeemable convertible preferred stock, aggregate liquidation preference				$ 14,500
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				7,677,000
Redeemable convertible preferred stock, issued				7,968,000
Redeemable convertible preferred stock, outstanding				7,968,000
Convertible preferred stock, par value (in dollars per share)				$ 2.0080
Redeemable convertible preferred stock, net carrying value				$ 14,036
Redeemable convertible preferred stock, aggregate liquidation preference				$ 16,000
Series D One Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				3,359,000
Redeemable convertible preferred stock, issued				3,486,000
Redeemable convertible preferred stock, outstanding				3,486,000
Convertible preferred stock, par value (in dollars per share)				$ 2.0078
Redeemable convertible preferred stock, net carrying value				$ 6,981
Redeemable convertible preferred stock, aggregate liquidation preference				$ 7,000
Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				11,021,000
Redeemable convertible preferred stock, issued				11,439,000
Redeemable convertible preferred stock, outstanding				11,439,000
Convertible preferred stock, par value (in dollars per share)				$ 3.4969
Redeemable convertible preferred stock, net carrying value				$ 39,906
Redeemable convertible preferred stock, aggregate liquidation preference				$ 40,000
Series F Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				11,772,000
Redeemable convertible preferred stock, issued				12,218,000
Redeemable convertible preferred stock, outstanding				12,218,000
Convertible preferred stock, par value (in dollars per share)				$ 5.3199
Redeemable convertible preferred stock, net carrying value				$ 64,833
Redeemable convertible preferred stock, aggregate liquidation preference				$ 65,000
Series G Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				18,537,000
Redeemable convertible preferred stock, issued				19,121,000
Redeemable convertible preferred stock, outstanding				19,121,000
Convertible preferred stock, par value (in dollars per share)				$ 7.2536
Redeemable convertible preferred stock, net carrying value				$ 137,353
Redeemable convertible preferred stock, aggregate liquidation preference				$ 138,698

[1]	(1) The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.